DEIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details)		1 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Oct. 31, 2020 oz	Feb. 29, 2020 oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz		Oct. 09, 2020	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Potential increase in fair value measurement of liability due to a change in borrowing costs				$ (40,000.00)
Potential decrease in fair value measurement of liability due to a change in volatility				$ 590,000
Price per ounce of gold | oz				1,891
Realized loss on non-hedge derivative contracts				$ 794,000	$ (1,642,000)	[1]
(Gain)/loss on fair value of derivative financial instruments				(794,000)	1,642,000
Total Liabilities				318,087,000	404,731,000	[2]
Discontinued operations
Disclosure of detailed information about financial instruments [line items]
Total Liabilities	$ 101,429,000
Discontinued operations | Prestea
Disclosure of detailed information about financial instruments [line items]
Contingent consideration received	$ 0
Discontinued operations | Prestea | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Total Liabilities				$ 0
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				7.00%			7.00%	7.00%
Potential increase in fair value measurement of liability due to a change in risk premium				$ (10,000.00)
(Gain)/loss on fair value of derivative financial instruments				$ (2,965,000)	$ 1,431,000
Non-hedge derivative contracts
Disclosure of detailed information about financial instruments [line items]
Amount of collar contracts | oz		87,500	4,200		50,000
Maturity rate per quarter				10,937.5
Realized loss on non-hedge derivative contracts				$ (2,476,000)	$ 0
(Gain)/loss on fair value of derivative financial instruments				$ 2,171,000	$ 211,000
Non-hedge derivative contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | oz		1,600	1,500		1,400
Non-hedge derivative contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | oz			1,992		1,750
Non-Hedge Derivative Contracts Expiring 2021 | Maximum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | oz		2,176
Non-Hedge Derivative Contracts Expiring 2022 | Maximum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | oz		2,188

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[2]	Please refer to Note 28 for information on revised prior period comparatives.